CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Current Assets
Security and guarantee deposits for next 12 months	$ 6.4	$ 7.2
Prepaid income tax	3.1	3.1
Deferred expenses	2.7
Prepaid other taxes	1.8	0.4
Funds receivable	1.6	1.3
Restricted cash	0.6	2.3
Loans granted to employees		0.7
Interest receivable	21.6
Other	1.8	1.7
Total other current assets	$ 18.0	$ 16.7